Earnings per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended																	9 Months Ended		12 Months Ended
	May 09, 2018	Sep. 30, 2018	Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Common stock issued (in shares)	77,339,828
Net income attributable to Apergy		$ 25,263	$ 60,194		$ 18,421		$ 18,754		$ 13,269		$ 3,769		$ (2,503)		$ (10,872)		$ (3,036)		$ 71,989	$ 50,444	$ 110,638	$ (12,642)	$ 51,698
Weighted-average number of shares outstanding		77,340,000			77,340,000														77,340,000	77,340,000
Dilutive effect of stock-based compensation		229,000			550,000														402,000	550,000
Total shares and dilutive securities		77,569,000			77,890,000														77,742,000	77,890,000
Basic earnings per share attributable to Apergy (in dollars per share)		$ 0.33	$ 0.78	[1]	$ 0.24	[1]	$ 0.24	[1]	$ 0.17	[1]	$ 0.05	[1]	$ (0.03)	[1]	$ (0.14)	[1]	$ (0.04)	[1]	$ 0.93	$ 0.65
Diluted earnings per share attributable to Apergy (in dollars per share)		$ 0.33	$ 0.77	[1]	$ 0.24	[1]	$ 0.24	[1]	$ 0.17	[1]	$ 0.05	[1]	$ (0.03)	[1]	$ (0.14)	[1]	$ (0.04)	[1]	$ 0.93	$ 0.65

[1]	On May 9, 2018, 77,339,828 shares of our common stock were distributed to Dover stockholders in conjunction with the Separation. For comparative purposes, we have assumed the shares issued in conjunction with the Separation to be outstanding as of the beginning of each period prior to the Separation. In addition, we have assumed the potential dilutive securities outstanding as of May 8, 2018, were outstanding and fully dilutive in each of the periods prior to the Separation.